License and Supply Agreement (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2017
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Upfront non-refundable amount, received		$ 50,500,000		$ 15,000,000
Trade receivables			$ 2,000,000
License fee income	$ 144,000	600,000	11,900,000
Deferred revenue, current		290,000	1,046,000
Deferred revenue, non current		2,263,000	2,092,000
NanoCarrior Co., Ltd [Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Deferred revenue		2,600,000
Deferred revenue, current		300,000
Deferred revenue, non current		$ 2,300,000
Ovarian Phase 3 [Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
License fee income			2,000,000
Ovarian Phase 3 [Member] | NanoCarrior Co., Ltd [Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Trade receivables			$ 2,000,000
Top of Range [Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Development or commercial milestone payment to be achieved				$ 100,000,000